91-544

For Internal Use Only
Sec File No. 9-

Submit 1 Original
and 9 Copies

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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SECURITIES AND EXCHANGE COMMISSION RECEIVED JUL 0 6 2005 DIVISION OF MARKET REGULATION

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

05063073

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   Chicago Board Options Exchange, Incorporated
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Clearing Corporation
3. Class of New Derivative Securities Product:
   Securities Option
4. Name of Underlying Instrument:
   CBOE PowerPacks Technology Index
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   Narrow-based
6. Ticker Symbol(s) of New Derivative Securities Product:
   to be determined
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   NYSE, NASDAQ and AMEX
8. Settlement Methodology of New Derivative Securities Product:
   Cash-settled
9. Position Limits of New Derivative Securities Product (if applicable):
   31,500

RECD S.E.C. JUL 6 - 2005 1080

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Edward Joyce

Title:
President & Chief Operating Officer

Telephone Number:
(312) 786-7070

Manual Signature of Official Responsible for Form:
Edward J Joyce

Date:
6-29-05

PROCESSED
AUG 1 2 2005
THOMSON
FINANCIAL

SEC 2449 (6-01)

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 6 2005

James M. Flynn
Attorney II
Legal Division

Phone: 312-786-7070
Fax: 312-786-7919
flynn@cboe.com

CBOE
CHICAGO BOARD OPTIONS EXCHANGE

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	July 6, 2005

July 1, 2005

SENT VIA OVERNIGHT DELIVERY
AND VIA FACSIMILE TRANSMISSION

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
JUL 06 2005
DIVISION OF MARKET REGULATION

Ms. Gail Jackson
Division of Market Regulation
Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

Re: Form 19b-4(e) Filing for a New Derivative Securities Product: Options on the Certain CBOE Narrow-Based Indexes

Dear Ms. Jackson:

Please find enclosed an original and Nine (9) copies of Form 19b-4(e) for each of the following listed narrow-based indexes, on which the Chicago Board Options Exchange intends to list options:

CBOE PowerPacks[SM] Bank Index
CBOE PowerPacks[SM] Biotechnology Index
CBOE PowerPacks[SM] Gold Index
CBOE PowerPacks[SM] Internet Index
CBOE PowerPacks[SM] Iron & Steel Index
CBOE PowerPacks[SM] Oil Index
CBOE PowerPacks[SM] Oil Services Index
CBOE PowerPacks[SM] Pharmaceuticals Index
CBOE PowerPacks[SM] Retail Index
CBOE PowerPacks[SM] Semiconductor Index
CBOE PowerPacks[SM] Technology Index
CBOE PowerPacks[SM] Telecom Index

CBOE is submitting along with this letter, a Form 19b-4(e) in accordance with Rule 19b-4(e) of the Securities Exchange Act of 1934, as amended ("Act"), for each of the above indexes. As you know, pursuant to Rule 19b-4(e) of the Act, the listing and trading of a new derivatives security product by a self-regulatory organization shall not be deemed a proposed rule change if the Commission has approved, pursuant to section 19(b) of the Act, trading rules, procedures, and listing standards for the product class that would include the new derivative security product. Instead, an Exchange merely needs to submit SEC Form 19b-4(e) to the Commission within Five (5) business days after commencement of trading of the new derivative securities product.[1]

[1] Securities Exchange Act Release No. 34-43108 (December 22, 1998) ("Release") provides that, when submitting a Form 19b-4(e) for the purposes of listing a new derivative security product, an Exchange "need not submit a rule filing pursuant to section 19(b) of the Act and Rule 19b-4 thereunder merely

CBOE believes that each of these indexes satisfy the generic listing standards for narrow-based indexes under CBOE Rule 24.2(b), as previously approved by the Commission.

Also enclosed is an exhibit that illustrates the clerical amendments that must be made to certain sections of CBOE Chapter 24 (*Index Options*) to reflect the addition of these indexes as separate index option classes. Specifically, each separate index must be added to Interpretation and Policy .01 to Rule 24.1 to designate each index's reporting authority; to Rule 24.6 to reflect the applicable trading days and hours for options on each index; to Rule 24.9(a)(3) and (a)(4) to establish that options on each index will be "European-Style" exercised and will be "A.M.-settled;" to Rule 24.9(b) to reflect that each index is eligible for both LEAP and Reduced-LEAP options; and to Interpretation and Policy .01 to Rule 24.9 to reflect that series of options on each index will trade in $2.50 strike price intervals. None of these changes are substantive. (*See* attached Exhibit A).

Finally, as Rule 24A.4(b) provides that the Exchange may approve and open for trading any FLEX options series on any index that has been approved for non-FLEX options trading on the Exchange, CBOE may in the future list FLEX options on these indexes. Accordingly, any FLEX options on these indexes will be subject to the position and exercise limits currently provided under Rule 24.4A.

If you have any questions or should you require additional information, please feel free to contact me directly at (312) 786-7070.

Best regards,

James M. Flynn

Enclosure
cc: Florence Harmon – SEC Division of Market Regulation (no attachments)
Richard DuFour (no attachments)
Joanne Moffic-Silver (no attachments)
Joe Levin (no attachments)

because [the Exchange] is adding a new derivative securities product to [an existing] list." *See* footnote 137 to the Release.

Exhibit A

(Underscoring indicates material to be added and brackets indicate materials to be deleted.)

Chicago Board Options Exchange, Inc.
Rules

*****

CHAPTER XXIV - Index Options

Rule 24.1 **Definitions** (No change)

* * * * *

. . . Interpretations and Policies

.01 The reporting authorities designated by the Exchange in respect of each index underlying an index option contract traded on the Exchange are as follows:

[Add the following to the current list:]

Index	*Reporting Authority*
CBOE PowerPacks℠ Bank Index	Chicago Board Options Exchange, Incorporated
CBOE PowerPacks℠ Biotechnology Index	Chicago Board Options Exchange, Incorporated
CBOE PowerPacks℠ Gold Index	Chicago Board Options Exchange, Incorporated
CBOE PowerPacks℠ Internet Index	Chicago Board Options Exchange, Incorporated
CBOE PowerPacks℠ Iron & Steel Index	Chicago Board Options Exchange, Incorporated
CBOE PowerPacks℠ Oil Index	Chicago Board Options Exchange, Incorporated
CBOE PowerPacks℠ Oil Services Index	Chicago Board Options Exchange, Incorporated
CBOE PowerPacks℠ Pharmaceuticals Index	Chicago Board Options Exchange, Incorporated
CBOE PowerPacks℠ Retail Index	Chicago Board Options Exchange, Incorporated
CBOE PowerPacks℠ Semiconductor Index	Chicago Board Options Exchange, Incorporated
CBOE PowerPacks℠ Technology Index	Chicago Board Options Exchange, Incorporated
CBOE PowerPacks℠ Telecom Index	Chicago Board Options Exchange, Incorporated

* * * * *

Rule 24.6. The Board of Directors has resolved that, except as otherwise provided in this Rule or under unusual conditions as may be determined by the Board or its designee, transactions in index options may be effected on the Exchange between the hours of 8:30 a.m. Chicago time and 3:15 p.m. Chicago time. With respect to options on foreign indexes, the Board's designee shall determine the days and hours of business. Transactions in the following index options may be effected on the Exchange between the hours of 8:30 a.m. Chicago time and 3:02 p.m. Chicago time:

[Add the following to the current list:]

CBOE PowerPacks℠ Bank Index	Chicago Board Options Exchange, Incorporated
CBOE PowerPacks℠ Biotechnology Index	Chicago Board Options Exchange, Incorporated
CBOE PowerPacks℠ Gold Index	Chicago Board Options Exchange, Incorporated
CBOE PowerPacks℠ Internet Index	Chicago Board Options Exchange, Incorporated
CBOE PowerPacks℠ Iron & Steel Index	Chicago Board Options Exchange, Incorporated

CBOE PowerPacks[SM] Oil Index .... Chicago Board Options Exchange, Incorporated
CBOE PowerPacks[SM] Oil Services Index .... Chicago Board Options Exchange, Incorporated
CBOE PowerPacks[SM] Pharmaceuticals Index ...... Chicago Board Options Exchange, Incorporated
CBOE PowerPacks[SM] Retail Index .... Chicago Board Options Exchange, Incorporated
CBOE PowerPacks[SM] Semiconductor Index .... Chicago Board Options Exchange, Incorporated
CBOE PowerPacks[SM] Technology Index .... Chicago Board Options Exchange, Incorporated
CBOE PowerPacks[SM] Telecom Index .... Chicago Board Options Exchange, Incorporated

* * * * *

Rule 24.9 – Terms of Index Option Contracts

Rule 24.9

(a) *General.*

(1) – (2) No Change.

(3) *"European-Style Exercise". The following European-style index options, some of which are A.M.-settled as provided in paragraph (a)(4), are approved for trading on the Exchange:*

[Add the following to the current list:]

CBOE PowerPacks[SM] Bank Index .... Chicago Board Options Exchange, Incorporated
CBOE PowerPacks[SM] Biotechnology Index .... Chicago Board Options Exchange, Incorporated
CBOE PowerPacks[SM] Gold Index .... Chicago Board Options Exchange, Incorporated
CBOE PowerPacks[SM] Internet Index .... Chicago Board Options Exchange, Incorporated
CBOE PowerPacks[SM] Iron & Steel Index .... Chicago Board Options Exchange, Incorporated
CBOE PowerPacks[SM] Oil Index .... Chicago Board Options Exchange, Incorporated
CBOE PowerPacks[SM] Oil Services Index .... Chicago Board Options Exchange, Incorporated
CBOE PowerPacks[SM] Pharmaceuticals Index ...... Chicago Board Options Exchange, Incorporated
CBOE PowerPacks[SM] Retail Index .... Chicago Board Options Exchange, Incorporated
CBOE PowerPacks[SM] Semiconductor Index .... Chicago Board Options Exchange, Incorporated
CBOE PowerPacks[SM] Technology Index .... Chicago Board Options Exchange, Incorporated
CBOE PowerPacks[SM] Telecom Index .... Chicago Board Options Exchange, Incorporated

(4) *A.M. Settled Index Options.* The last day of trading for A.M.-settled index options shall be the business day preceding the last day of trading in the underlying securities prior to expiration. The current index value at the expiration of an A.M.-settled index option shall be determined, for all purposes under these Rules and the Rules of the Clearing Corporation, on the last day of trading in the underlying securities prior to expiration, by reference to the reported level of such index as derived from the opening prices of the underlying securities on such day, as determined by the market for such security selected by the Reporting Authority pursuant to Interpretation and Policy .12 to Rule 24.9, except that in the event that the primary market for an underlying security does not open for trading, halts trading prematurely, or otherwise experiences a disruption of normal trading on that day, or in the event that the primary market for an underlying security is open for trading on that day, but that particular security does not open for trading, halts trading prematurely, or otherwise

experiences a disruption of normal trading on that day, the price of that security shall be determined, for the purposes of calculating the current index value at expiration, as set forth in Rule 24.7(e).

The following A.M.-settled index options are approved for trading on the Exchange:

CBOE PowerPacks℠ Biotechnology Index .... Chicago Board Options Exchange, Incorporated
CBOE PowerPacks℠ Gold Index .... Chicago Board Options Exchange, Incorporated
CBOE PowerPacks℠ Internet Index .... Chicago Board Options Exchange, Incorporated
CBOE PowerPacks℠ Iron & Steel Index .... Chicago Board Options Exchange, Incorporated
CBOE PowerPacks℠ Oil Index .... Chicago Board Options Exchange, Incorporated
CBOE PowerPacks℠ Oil Services Index .... Chicago Board Options Exchange, Incorporated
CBOE PowerPacks℠ Pharmaceuticals Index ...... Chicago Board Options Exchange, Incorporated
CBOE PowerPacks℠ Retail Index .... Chicago Board Options Exchange, Incorporated
CBOE PowerPacks℠ Semiconductor Index .... Chicago Board Options Exchange, Incorporated
CBOE PowerPacks℠ Technology Index .... Chicago Board Options Exchange, Incorporated
CBOE PowerPacks℠ Telecom Index .... Chicago Board Options Exchange, Incorporated

(5) No change.

(b) *Long-Term Index Options Series ("LEAPS®").*

(1) No change.

(2) *Reduced Value LEAPS.*

(A) Reduced-value LEAPS on the following stock indicies are approved for trading on the Exchange:

[Add the following to the current list:]

CBOE PowerPacks℠ Biotechnology Index .... Chicago Board Options Exchange, Incorporated
CBOE PowerPacks℠ Gold Index .... Chicago Board Options Exchange, Incorporated
CBOE PowerPacks℠ Internet Index .... Chicago Board Options Exchange, Incorporated
CBOE PowerPacks℠ Iron & Steel Index .... Chicago Board Options Exchange, Incorporated
CBOE PowerPacks℠ Oil Index .... Chicago Board Options Exchange, Incorporated
CBOE PowerPacks℠ Oil Services Index .... Chicago Board Options Exchange, Incorporated
CBOE PowerPacks℠ Pharmaceuticals Index ...... Chicago Board Options Exchange, Incorporated
CBOE PowerPacks℠ Retail Index .... Chicago Board Options Exchange, Incorporated
CBOE PowerPacks℠ Semiconductor Index .... Chicago Board Options Exchange, Incorporated
CBOE PowerPacks℠ Technology Index .... Chicago Board Options Exchange, Incorporated
CBOE PowerPacks℠ Telecom Index .... Chicago Board Options Exchange, Incorporated

(B) No change.

(c) No change.

* * * * *

... ***Interpretations and Policies***

.01 The procedures for adding and deleting strike prices for index options are provided in Rule 5.5 and Interpretations and Policies related thereto, as otherwise generally provided by Rule 24.9, and include the following:

(a) The interval between strike prices will be no less than $5.00; provided, that in the case of the following classes of index options, the interval between strike prices will be no less than $2.50:

[Add the following to the current list:]

CBOE PowerPacks[SM] Biotechnology Index .... Chicago Board Options Exchange, Incorporated
CBOE PowerPacks[SM] Gold Index .... Chicago Board Options Exchange, Incorporated
CBOE PowerPacks[SM] Internet Index .... Chicago Board Options Exchange, Incorporated
CBOE PowerPacks[SM] Iron & Steel Index .... Chicago Board Options Exchange, Incorporated
CBOE PowerPacks[SM] Oil Index .... Chicago Board Options Exchange, Incorporated
CBOE PowerPacks[SM] Oil Services Index .... Chicago Board Options Exchange, Incorporated
CBOE PowerPacks[SM] Pharmaceuticals Index ...... Chicago Board Options Exchange, Incorporated
CBOE PowerPacks[SM] Retail Index .... Chicago Board Options Exchange, Incorporated
CBOE PowerPacks[SM] Semiconductor Index .... Chicago Board Options Exchange, Incorporated
CBOE PowerPacks[SM] Technology Index .... Chicago Board Options Exchange, Incorporated
CBOE PowerPacks[SM] Telecom Index .... Chicago Board Options Exchange, Incorporated

(b) – (d)No change.

.02 - .11 No change.

* * * * *